Cover Page - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Registrant Name	CELLECTIS S.A.
Entity Central Index Key	0001627281
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Ordinary shares, nominal value €0.05 per share*
Security Exchange Name	NASDAQ
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	FR
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Address, Address Line One	8, rue de la Croix Jarry
Entity File Number	001-36891
Entity Incorporation, State or Country Code	I0
Entity Address, City or Town	Paris
Entity Address, Postal Zip Code	75013
Document Accounting Standard	International Financial Reporting Standards
No Trading Symbol Flag	true
Auditor Firm ID	1253	1704
Auditor Name	KPMG SA	Ernst & Young et Autres
Auditor Location	Paris-La Defense, France	Courbevoie, France
Auditor Opinion

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of financial position of Cellectis SA and subsidiaries (the Company) as of December 31, 2024, the related statements of consolidated operations, consolidated comprehensive income (loss), consolidated cash flows and changes in consolidated shareholders’ equity for the year then ended, and the related notes (collectively, the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024, and the results of its operations and its cash flows for year ended December 31, 2024, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company’s internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission, and our report dated March 13, 2025 expressed an unqualified opinion on the effectiveness of the Company’s internal control over financial reporting.

Ordinary shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	72,093,873
Class A convertible preferred shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,000,000
Class B convertible preferred shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	18,000,000
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	FR
Contact Personnel Name	Marie-Bleuenn Terrier
Entity Address, Address Line One	8, rue de la Croix Jarry
Entity Address, City or Town	Paris
Entity Address, Postal Zip Code	75013
City Area Code	33
Local Phone Number	1 81 69 16 00
Contact Personnel Fax Number	+33 (0)1 81 69 16 06
American Depositary Shares [member]
Document Information [Line Items]
Trading Symbol	CLLS
Title of 12(b) Security	American Depositary Shares, each representing one
Security Exchange Name	NASDAQ